PROVISION FOR REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure Of Detailed Information About Non Current For Provision [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Balance at the beginning of the year	21,163	15,533	15,341
Unwinding of discount	529	349	384
Change in estimates	1,552	5,281	(192)
Balance at the end of the year	23,244	21,163	15,533